Insurance Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of insurance risk [text block] [Abstract]
Schedule of insurance receivables
	2020	2019
	USD ‘000	USD ‘000
Receivables from insurance companies and intermediaries	175,840	119,369
Less: Expected credit losses on insurance receivables	(9,235)	(6,394)
	166,605	112,975

Schedule of expected credit losses
	2020	2019
	USD ‘000	USD ‘000
Opening balance	6,394	6,094
Provision for the year	2,861	629
Write-offs	(20)	(329)
Ending balance	9,235	6,394